UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2018 (Unaudited)

DWS U.S. Multi-Factor Fund

(formerly Deutsche U.S. Multi-Factor Fund)

	Shares	Value ($)
Common Stocks 97.5%
Consumer Discretionary 16.5%
Auto Components 2.3%
Adient PLC	3,051	162,435
Aptiv PLC	23,231	2,265,023
BorgWarner, Inc.	13,536	660,286
Delphi Technologies PLC	8,242	412,924
Gentex Corp.	16,873	405,458
Goodyear Tire & Rubber Co.	4,764	116,385
Lear Corp.	12,649	2,504,502
Visteon Corp.*	2,598	324,646
		6,851,659
Automobiles 0.5%
Ford Motor Co.	21,356	246,662
General Motors Co.	13,911	593,999
Harley-Davidson, Inc.	3,185	130,840
Thor Industries, Inc.	7,482	692,833
		1,664,334
Distributors 0.4%
Genuine Parts Co.	7,191	652,871
LKQ Corp.*	3,935	125,015
Pool Corp.	3,945	563,819
		1,341,705
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.*	2,992	302,790
Graham Holdings Co. "B"	465	270,095
H&R Block, Inc.	11,288	309,856
Service Corp. International	10,595	388,731
ServiceMaster Global Holdings, Inc.*	3,036	173,477
		1,444,949
Hotels, Restaurants & Leisure 3.1%
Aramark	17,031	661,143
Carnival Corp.	18,208	1,133,994
Chipotle Mexican Grill, Inc.*	194	83,455
Choice Hotels International, Inc.	1,707	137,157
Darden Restaurants, Inc.	13,515	1,181,346
Domino's Pizza, Inc.	2,202	553,759
Dunkin' Brands Group, Inc.	2,082	133,311
Extended Stay America, Inc. (Units)	4,864	102,387
Hilton Grand Vacations, Inc.*	1,023	40,675
Hilton Worldwide Holdings, Inc.	2,456	198,224
Hyatt Hotels Corp. "A"	2,604	212,825
International Game Technology PLC	3,479	87,462
Las Vegas Sands Corp.	1,567	126,316
McDonald's Corp.	2,223	355,702
MGM Resorts International	3,669	115,390
Norwegian Cruise Line Holdings Ltd.*	5,323	278,606
Royal Caribbean Cruises Ltd.	3,770	395,775
Six Flags Entertainment Corp. (a)	4,329	279,307
Starbucks Corp.	5,900	334,353
The Wendy's Co.	3,661	58,979
Vail Resorts, Inc.	415	99,928
Wyndham Worldwide Corp.	10,771	1,168,007
Wynn Resorts Ltd.	214	41,946
Yum China Holdings, Inc.	14,691	577,356
Yum! Brands, Inc.	11,087	901,706
		9,259,109
Household Durables 1.8%
D.R. Horton, Inc.	11,724	494,870
Garmin Ltd.	11,869	713,208
Leggett & Platt, Inc.	10,980	453,474
Lennar Corp. "A"	12,869	665,842
Lennar Corp. "B"	625	25,863
Mohawk Industries, Inc.*	4,017	819,629
NVR, Inc.*	393	1,175,282
PulteGroup, Inc.	14,314	432,998
Toll Brothers, Inc.	5,069	200,175
Tupperware Brands Corp.	7,371	310,761
Whirlpool Corp.	2,309	334,228
		5,626,330
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc.*	29	47,259
Booking Holdings, Inc.*	101	213,001
Expedia Group, Inc.	961	116,310
Qurate Retail, Inc. "A"*	35,151	714,620
		1,091,190
Leisure Products 0.5%
Brunswick Corp.	4,123	262,223
Hasbro, Inc.	10,648	923,714
Mattel, Inc.*	1,275	19,788
Polaris Industries, Inc.	1,948	217,981
		1,423,706
Media 2.2%
AMC Networks, Inc. "A"*	2,751	157,275
Cable One, Inc.	288	186,981
CBS Corp. "B"	4,391	221,175
Charter Communications, Inc. "A"*	50	13,052
Cinemark Holdings, Inc.	3,355	113,298
Comcast Corp. "A"	4,927	153,624
Discovery, Inc. "A"*	779	16,429
Discovery, Inc. "C"*	9,446	186,747
DISH Network Corp. "A"*	2,503	73,964
GCI Liberty, Inc. "A"*	18,932	791,358
Interpublic Group of Companies, Inc.	8,685	196,281
John Wiley & Sons, Inc. "A"	5,424	367,747
Liberty Broadband Corp. "A"*	947	64,671
Liberty Broadband Corp. "C"*	3,737	257,367
Liberty Media Corp.-Liberty Formula One "A"*	2,169	65,656
Liberty Media Corp.-Liberty Formula One "C"*	4,927	155,595
Liberty Media Corp.-Liberty SiriusXM "A"*	5,560	257,150
Liberty Media Corp.-Liberty SiriusXM "C"*	12,164	561,855
Live Nation Entertainment, Inc.*	9,668	412,147
Madison Square Garden Co. "A"*	1,177	308,421
News Corp. "A"	15,085	226,728
News Corp. "B"	4,845	74,855
Omnicom Group, Inc.	5,121	369,122
Sirius XM Holdings, Inc. (a)	51,195	363,484
TEGNA, Inc.	11,474	118,985
Time Warner, Inc.	1,734	163,273
Tribune Media Co. "A"	1,997	71,652
Twenty-First Century Fox, Inc. "A"	6,436	248,108
Twenty-First Century Fox, Inc. "B"	3,602	137,488
Viacom, Inc. "B"	3,319	89,945
Walt Disney Co.	1,543	153,482
		6,577,915
Multiline Retail 0.9%
Dollar General Corp.	13,937	1,219,209
Dollar Tree, Inc.*	8,953	739,428
Kohl's Corp.	3,570	238,297
Nordstrom, Inc.	2,995	146,845
Target Corp.	5,884	428,885
		2,772,664
Specialty Retail 2.2%
AutoNation, Inc.*	3,024	138,076
AutoZone, Inc.*	323	209,730
Best Buy Co., Inc.	4,063	277,300
Burlington Stores, Inc.*	3,757	549,461
CarMax, Inc.*	1,561	107,584
Floor & Decor Holdings, Inc. "A"*	824	38,728
Foot Locker, Inc.	464	25,042
Home Depot, Inc.	1,568	292,510
L Brands, Inc.	1,878	63,683
Lowe's Companies, Inc.	9,506	903,165
Murphy USA, Inc.*	3,552	237,132
O'Reilly Automotive, Inc.*	928	250,012
Penske Automotive Group, Inc.	373	17,960
Ross Stores, Inc.	9,309	734,294
Signet Jewelers Ltd.	392	16,856
The Gap, Inc.	13,965	390,741
The Michaels Companies, Inc.*	2,349	43,128
Tiffany & Co.	6,801	889,435
TJX Companies, Inc.	9,049	817,306
Tractor Supply Co.	4,514	335,435
Ulta Salon, Cosmetics & Fragrance, Inc.*	261	64,443
Urban Outfitters, Inc.*	1,242	51,593
Williams-Sonoma, Inc. (a)	4,168	230,782
		6,684,396
Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc.	7,579	826,187
Hanesbrands, Inc.	4,618	84,186
Lululemon Athletica, Inc.*	621	65,236
Michael Kors Holdings Ltd.*	4,670	268,011
NIKE, Inc. "B"	9,702	696,604
PVH Corp.	5,237	837,920
Ralph Lauren Corp.	2,267	305,093
Skechers U.S.A., Inc. "A"*	727	21,127
Tapestry, Inc.	16,632	727,151
VF Corp.	15,001	1,217,481
		5,048,996
Consumer Staples 5.2%
Beverages 0.6%
Brown-Forman Corp. "A"	1,034	56,787
Brown-Forman Corp. "B"	6,763	382,515
Coca-Cola Co.	1,678	72,154
Constellation Brands, Inc. "A"	1,873	417,829
Dr. Pepper Snapple Group, Inc.	5,312	633,722
Molson Coors Brewing Co. "B"	943	58,136
Monster Beverage Corp.*	3,765	192,617
PepsiCo, Inc.	1,203	120,601
		1,934,361
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	2,511	243,065
Costco Wholesale Corp.	7,201	1,427,526
Kroger Co.	2,605	63,380
Sprouts Farmers Market, Inc.*	3,832	83,154
Sysco Corp.	12,386	805,461
U.S. Foods Holding Corp.*	12,131	432,834
Walgreens Boots Alliance, Inc.	3,507	218,802
Walmart, Inc.	1,846	152,369
		3,426,591
Food Products 2.1%
Archer-Daniels-Midland Co.	4,788	209,331
Bunge Ltd.	3,263	226,942
Campbell Soup Co.	4,419	148,655
Conagra Brands, Inc.	7,000	259,420
Flowers Foods, Inc.	14,003	284,261
General Mills, Inc.	4,766	201,554
Hain Celestial Group, Inc.*	1,624	41,444
Hormel Foods Corp.	7,848	281,665
Ingredion, Inc.	3,600	401,004
Kellogg Co.	2,826	181,966
Kraft Heinz Co.	280	16,094
Lamb Weston Holdings, Inc.	30,253	1,928,629
McCormick & Co., Inc.	6,285	634,785
Mondelez International, Inc. "A"	2,618	102,809
Pilgrim's Pride Corp.*	3,695	72,016
Pinnacle Foods, Inc.	4,153	265,543
Post Holdings, Inc.*	701	53,886
Seaboard Corp.	15	61,125
The Hershey Co.	5,021	452,091
The JM Smucker Co.	2,114	227,255
Tyson Foods, Inc. "A"	3,769	254,294
		6,304,769
Household Products 1.0%
Church & Dwight Co., Inc.	12,127	569,363
Clorox Co.	6,864	829,377
Colgate-Palmolive Co.	7,844	494,878
Energizer Holdings, Inc.	3,375	204,997
Kimberly-Clark Corp.	5,963	601,369
Procter & Gamble Co.	1,526	111,657
Spectrum Brands Holdings, Inc.	587	46,778
		2,858,419
Personal Products 0.3%
Edgewell Personal Care Co.*	499	21,816
Estee Lauder Companies, Inc. "A"	5,722	855,096
Nu Skin Enterprises, Inc. "A"	238	19,490
		896,402
Tobacco 0.1%
Altria Group, Inc.	3,463	193,028
Philip Morris International, Inc.	2,309	183,658
		376,686
Energy 0.6%
Energy Equipment & Services 0.0%
Apergy Corp.*	1,509	65,174
Baker Hughes a GE Co.	2,085	72,120
		137,294
Oil, Gas & Consumable Fuels 0.6%
Andeavor	1,006	145,297
Chevron Corp.	208	25,854
ConocoPhillips	729	49,127
CONSOL Energy, Inc.*	1,913	84,287
EOG Resources, Inc.	404	47,595
Exxon Mobil Corp.	217	17,629
HollyFrontier Corp.	1,264	97,556
Kinder Morgan, Inc.	2,042	34,061
Marathon Petroleum Corp.	3,468	274,076
Occidental Petroleum Corp.	1,002	84,368
ONEOK, Inc.	489	33,330
PBF Energy, Inc. "A"	757	35,715
Phillips 66	1,257	146,428
Valero Energy Corp.	6,102	739,563
		1,814,886
Financials 13.5%
Banks 1.0%
Associated Banc-Corp.	3,286	90,694
Bank of Hawaii Corp.	492	41,786
Bank of the Ozarks, Inc.	406	19,301
BankUnited, Inc.	1,279	53,935
BB&T Corp.	3,088	162,120
CIT Group, Inc.	693	34,602
Citigroup, Inc.	908	60,555
Citizens Financial Group, Inc.	2,616	106,864
Comerica, Inc.	983	92,687
Commerce Bancshares, Inc.	1,302	84,083
Cullen/Frost Bankers, Inc.	960	109,661
East West Bancorp., Inc.	2,373	164,876
Fifth Third Bancorp.	7,099	217,087
First Horizon National Corp.	1,462	27,105
First Republic Bank	993	98,903
FNB Corp.	1,761	23,333
Huntington Bancshares, Inc.	7,885	117,250
JPMorgan Chase & Co.	166	17,764
KeyCorp	4,780	92,923
M&T Bank Corp.	785	135,083
PacWest Bancorp.	949	50,354
People's United Financial, Inc.	3,363	61,913
Pinnacle Financial Partners, Inc.	307	20,584
PNC Financial Services Group, Inc.	1,008	144,557
Popular, Inc.	462	20,901
Prosperity Bancshares, Inc.	575	41,647
Regions Financial Corp.	10,910	198,998
Signature Bank*	305	38,884
SunTrust Banks, Inc.	1,111	75,004
SVB Financial Group*	194	60,553
Synovus Financial Corp.	2,046	110,709
TCF Financial Corp.	2,127	55,961
U.S. Bancorp.	1,507	75,335
Webster Financial Corp.	921	59,036
Western Alliance Bancorp.*	1,056	63,635
Zions Bancorp.	1,629	89,286
		2,917,969
Capital Markets 4.2%
Affiliated Managers Group, Inc.	3,578	569,832
Ameriprise Financial, Inc.	2,089	289,598
Bank of New York Mellon Corp.	3,391	185,657
BGC Partners, Inc. "A"	6,230	71,396
BlackRock, Inc.	134	71,587
Cboe Global Markets, Inc.	5,576	543,995
Charles Schwab Corp.	2,021	112,408
CME Group, Inc.	1,139	185,543
E*TRADE Financial Corp.*	4,181	264,866
Eaton Vance Corp.	15,786	849,287
FactSet Research Systems, Inc.	1,913	384,532
Federated Investors, Inc. "B"	16,311	395,868
Franklin Resources, Inc.	11,083	372,056
Interactive Brokers Group, Inc. "A"	2,504	182,241
Intercontinental Exchange, Inc.	2,579	182,825
Invesco Ltd.	6,519	178,099
Lazard Ltd. "A"	13,745	707,043
Legg Mason, Inc.	8,730	325,367
LPL Financial Holdings, Inc.	5,916	406,843
MarketAxess Holdings, Inc.	765	163,442
Moody's Corp.	3,179	542,242
Morgan Stanley	2,023	101,433
Morningstar, Inc.	2,379	285,504
MSCI, Inc.	7,155	1,163,188
Nasdaq, Inc.	758	69,630
Northern Trust Corp.	1,247	127,842
Raymond James Financial, Inc.	3,949	381,316
S&P Global, Inc.	6,233	1,231,018
SEI Investments Co.	11,469	731,493
State Street Corp.	2,086	200,486
T. Rowe Price Group, Inc.	9,174	1,113,907
TD Ameritrade Holding Corp.	1,021	60,443
The Goldman Sachs Group, Inc.	412	93,063
		12,544,050
Consumer Finance 0.6%
Ally Financial, Inc.	16,241	416,582
American Express Co.	4,027	395,854
Capital One Financial Corp.	2,070	194,580
Credit Acceptance Corp.*	502	177,211
Discover Financial Services	4,357	321,808
Santander Consumer U.S.A. Holdings, Inc.	3,011	53,927
Synchrony Financial	7,231	250,409
		1,810,371
Diversified Financial Services 0.1%
Berkshire Hathaway, Inc. "B"*	590	113,003
Jefferies Financial Group, Inc.	7,178	157,054
Voya Financial, Inc.	3,387	175,921
		445,978
Insurance 6.7%
Aflac, Inc.	20,827	938,465
Alleghany Corp.	339	193,420
Allstate Corp.	8,834	825,802
American Financial Group, Inc.	3,965	435,674
American International Group, Inc.	379	20,007
American National Insurance Co.	188	22,372
Aon PLC	7,381	1,032,380
Arch Capital Group Ltd.*	5,820	456,579
Arthur J. Gallagher & Co.	12,433	824,059
Aspen Insurance Holdings Ltd.	1,090	47,306
Assurant, Inc.	3,049	284,624
Assured Guaranty Ltd.	4,665	165,561
Athene Holding Ltd. "A"*	1,406	62,806
Axis Capital Holdings Ltd.	2,216	125,980
Brighthouse Financial, Inc.*	229	10,788
Brown & Brown, Inc.	13,702	380,642
Chubb Ltd.	2,708	353,909
Cincinnati Financial Corp.	4,315	299,332
CNA Financial Corp.	1,312	61,638
Erie Indemnity Co. "A"	2,674	302,189
Everest Re Group Ltd.	4,849	1,092,431
First American Financial Corp.	20,415	1,063,213
FNF Group	49,580	1,832,477
Hanover Insurance Group, Inc.	2,981	361,416
Hartford Financial Services Group, Inc.	5,339	279,390
Lincoln National Corp.	2,565	170,034
Loews Corp.	4,505	220,159
Markel Corp.*	225	246,843
Marsh & McLennan Companies, Inc.	14,895	1,197,111
Mercury General Corp.	757	35,662
MetLife, Inc.	2,123	97,637
Old Republic International Corp.	24,013	503,793
Principal Financial Group, Inc.	5,456	304,445
ProAssurance Corp.	2,484	95,386
Progressive Corp.	27,096	1,682,391
Prudential Financial, Inc.	1,622	157,074
Reinsurance Group of America, Inc.	3,705	553,675
RenaissanceRe Holdings Ltd.	3,759	461,492
The Travelers Companies, Inc.	5,504	707,374
Torchmark Corp.	8,107	687,717
Unum Group	9,779	379,523
Validus Holdings Ltd.	5,550	376,068
W.R. Berkley Corp.	5,237	400,473
Willis Towers Watson PLC	1,698	256,653
XL Group Ltd.	6,724	373,720
		20,379,690
Mortgage Real Estate Investment Trusts (REITs) 0.9%
AGNC Investment Corp.	19,432	365,710
Annaly Capital Management, Inc.	74,354	775,512
Chimera Investment Corp.	32,987	607,291
MFA Financial, Inc.	20,426	158,914
New Residential Investment Corp.	23,213	415,048
Starwood Property Trust, Inc.	6,808	147,802
Two Harbors Investment Corp.	16,425	255,409
		2,725,686
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	3,215	37,262
Health Care 9.8%
Biotechnology 0.4%
AbbVie, Inc.	1,689	167,110
Alexion Pharmaceuticals, Inc.*	154	17,884
Amgen, Inc.	1,177	211,413
Biogen, Inc.*	672	197,541
Celgene Corp.*	353	27,774
Gilead Sciences, Inc.	5,069	341,650
Regeneron Pharmaceuticals, Inc.*	163	48,952
United Therapeutics Corp.*	858	91,446
		1,103,770
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	5,958	366,596
ABIOMED, Inc.*	106	40,401
Align Technology, Inc.*	932	309,377
Baxter International, Inc.	49,740	3,523,582
Becton, Dickinson & Co.	3,288	728,588
Boston Scientific Corp.*	8,046	244,518
Danaher Corp.	3,411	338,644
DENTSPLY SIRONA, Inc.	382	16,735
Edwards Lifesciences Corp.*	2,138	293,569
Hill-Rom Holdings, Inc.	3,873	356,316
Hologic, Inc.*	2,126	80,554
IDEXX Laboratories, Inc.*	2,555	531,976
Intuitive Surgical, Inc.*	790	363,139
Medtronic PLC	2,423	209,153
ResMed, Inc.	6,175	634,852
STERIS PLC	6,145	638,097
Stryker Corp.	2,036	354,305
Teleflex, Inc.	2,841	759,002
The Cooper Companies, Inc.	2,581	584,106
Varian Medical Systems, Inc.*	9,425	1,110,925
West Pharmaceutical Services, Inc.	4,510	419,430
Zimmer Biomet Holdings, Inc.	2,375	264,836
		12,168,701
Health Care Providers & Services 3.3%
Aetna, Inc.	1,035	182,294
AmerisourceBergen Corp.	6,693	549,763
Anthem, Inc.	5,211	1,153,820
Cardinal Health, Inc.	1,368	71,259
Centene Corp.*	1,148	134,500
Cigna Corp.	7,675	1,299,915
CVS Health Corp.	7,556	478,975
DaVita, Inc.*	4,441	296,836
Express Scripts Holding Co.*	8,573	649,919
HCA Healthcare, Inc.	6,676	688,563
Henry Schein, Inc.*	8,285	573,322
Humana, Inc.	2,008	584,288
Laboratory Corp. of America Holdings*	5,193	937,804
LifePoint Health, Inc.*	685	36,202
McKesson Corp.	4,862	690,112
MEDNAX, Inc.*	1,395	63,961
Patterson Companies, Inc.	4,127	86,337
Quest Diagnostics, Inc.	6,484	690,740
UnitedHealth Group, Inc.	879	212,287
Universal Health Services, Inc. "B"	3,518	404,500
WellCare Health Plans, Inc.*	1,370	303,688
		10,089,085
Health Care Technology 0.3%
Cerner Corp.*	14,310	854,021
Veeva Systems, Inc. "A"*	426	32,955
		886,976
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	11,587	717,467
Bio-Rad Laboratories, Inc. "A"*	965	277,080
Bio-Techne Corp.	1,246	187,299
Bruker Corp.	5,443	164,760
Charles River Laboratories International, Inc.*	3,255	349,978
Illumina, Inc.*	242	65,930
Mettler-Toledo International, Inc.*	1,271	699,990
PerkinElmer, Inc.	5,427	403,389
QIAGEN NV*	4,971	180,497
Thermo Fisher Scientific, Inc.	1,550	322,818
Waters Corp.*	3,993	769,132
		4,138,340
Pharmaceuticals 0.4%
Allergan PLC	896	135,117
Bristol-Myers Squibb Co.	2,458	129,340
Eli Lilly & Co.	3,174	269,917
Johnson & Johnson	700	83,734
Merck & Co., Inc.	1,149	68,400
Mylan NV*	1,188	45,690
Pfizer, Inc.	2,958	106,281
Zoetis, Inc.	3,654	305,840
		1,144,319
Industrials 15.9%
Aerospace & Defense 3.6%
Arconic, Inc.	2,040	36,006
Boeing Co.	1,753	617,337
BWX Technologies, Inc.	10,168	678,612
General Dynamics Corp.	2,309	465,748
HEICO Corp.	1,674	153,774
HEICO Corp. "A"	3,270	248,684
Hexcel Corp.	8,674	614,379
Huntington Ingalls Industries, Inc.	4,744	1,048,756
L3 Technologies, Inc.	4,267	846,274
Lockheed Martin Corp.	2,249	707,401
Northrop Grumman Corp.	2,567	840,051
Orbital ATK, Inc.	4,364	583,554
Raytheon Co.	4,784	1,002,248
Rockwell Collins, Inc.	146	20,076
Spirit AeroSystems Holdings, Inc. "A"	14,520	1,229,989
Teledyne Technologies, Inc.*	2,679	539,711
Textron, Inc.	7,463	496,887
TransDigm Group, Inc.	1,220	407,614
United Technologies Corp.	1,648	205,703
		10,742,804
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	5,430	472,410
Expeditors International of Washington, Inc.	10,302	767,293
FedEx Corp.	2,640	657,677
United Parcel Service, Inc. "B"	2,760	320,491
XPO Logistics, Inc.*	1,289	135,667
		2,353,538
Airlines 0.6%
Alaska Air Group, Inc.	713	43,358
American Airlines Group, Inc.	2,810	122,347
Copa Holdings SA "A"	827	91,632
Delta Air Lines, Inc.	11,267	608,981
JetBlue Airways Corp.*	11,370	214,779
Southwest Airlines Co.	12,394	633,086
United Continental Holdings, Inc.*	1,073	74,670
		1,788,853
Building Products 1.2%
A.O. Smith Corp.	11,110	700,708
Allegion PLC	6,619	505,890
Armstrong World Industries, Inc.*	528	31,997
Fortune Brands Home & Security, Inc.	8,225	461,998
Johnson Controls International PLC	2,111	70,845
Lennox International, Inc.	2,978	605,457
Masco Corp.	13,448	501,207
Owens Corning	12,092	764,456
USG Corp.*	1,861	77,195
		3,719,753
Commercial Services & Supplies 1.0%
Cintas Corp.	447	81,466
Clean Harbors, Inc.*	157	8,321
Copart, Inc.*	16,923	927,888
KAR Auction Services, Inc.	7,095	374,403
Republic Services, Inc.	6,391	430,945
Rollins, Inc.	6,638	330,373
Stericycle, Inc.*	1,273	80,836
Waste Management, Inc.	9,169	758,368
		2,992,600
Construction & Engineering 0.4%
AECOM*	2,221	73,293
Fluor Corp.	1,930	94,068
Jacobs Engineering Group, Inc.	7,478	484,574
Quanta Services, Inc.*	7,058	254,159
Valmont Industries, Inc.	1,168	170,703
		1,076,797
Electrical Equipment 1.1%
Acuity Brands, Inc.	346	40,915
AMETEK, Inc.	10,089	736,800
Eaton Corp. PLC	7,133	546,245
Emerson Electric Co.	6,474	458,618
Hubbell, Inc.	2,771	298,409
nVent Electric PLC*	3,020	81,782
Regal Beloit Corp.	2,674	212,449
Rockwell Automation, Inc.	4,396	771,102
Sensata Technologies Holding PLC*	5,164	263,829
		3,410,149
Industrial Conglomerates 0.4%
3M Co.	1,383	272,769
Carlisle Companies, Inc.	3,721	399,598
Honeywell International, Inc.	1,901	281,177
Roper Technologies, Inc.	925	255,106
		1,208,650
Machinery 3.6%
AGCO Corp.	2,636	167,650
Allison Transmission Holdings, Inc.	7,806	322,466
Caterpillar, Inc.	1,529	232,270
Colfax Corp.*	2,575	78,744
Crane Co.	3,129	260,051
Cummins, Inc.	6,835	973,236
Deere & Co.	3,063	457,949
Donaldson Co., Inc.	7,867	371,322
Dover Corp.	3,019	233,097
Flowserve Corp.	545	22,530
Fortive Corp.	12,054	876,205
Graco, Inc.	13,046	592,288
IDEX Corp.	3,503	485,796
Illinois Tool Works, Inc.	3,024	434,549
Ingersoll-Rand PLC	8,554	748,817
ITT, Inc.	7,627	393,706
Lincoln Electric Holdings, Inc.	2,855	255,808
Middleby Corp.*	554	55,189
Nordson Corp.	1,793	225,255
Oshkosh Corp.	2,233	162,451
PACCAR, Inc.	4,713	293,290
Parker-Hannifin Corp.	1,071	183,034
Pentair PLC	3,020	131,793
Snap-on, Inc.	2,421	357,872
Stanley Black & Decker, Inc.	7,695	1,071,452
Timken Co.	6,735	318,565
Toro Co.	9,086	526,988
Trinity Industries, Inc.	826	28,489
WABCO Holdings, Inc.*	3,583	433,292
Welbilt, Inc.*	5,609	109,207
Xylem, Inc.	1,472	103,629
		10,906,990
Marine 0.0%
Kirby Corp.*	1,469	133,238
Professional Services 1.3%
CoStar Group, Inc.*	816	311,076
Dun & Bradstreet Corp.	1,140	140,003
Equifax, Inc.	3,110	354,416
IHS Markit Ltd.*	2,850	140,448
ManpowerGroup, Inc.	12,440	1,119,600
Nielsen Holdings PLC	5,372	162,073
Robert Half International, Inc.	14,138	900,308
TransUnion	3,674	252,036
Verisk Analytics, Inc.*	4,000	424,960
		3,804,920
Road & Rail 1.2%
AMERCO	146	47,149
CSX Corp.	5,079	328,357
Genesee & Wyoming, Inc. "A"*	443	34,603
J.B. Hunt Transport Services, Inc.	5,550	710,955
Kansas City Southern	3,636	389,597
Landstar System, Inc.	3,744	424,570
Norfolk Southern Corp.	3,046	461,926
Old Dominion Freight Line, Inc.	4,611	719,131
Ryder System, Inc.	3,637	243,970
Union Pacific Corp.	2,356	336,343
		3,696,601
Trading Companies & Distributors 0.7%
Air Lease Corp.	4,981	221,206
Fastenal Co.	7,136	379,849
HD Supply Holdings, Inc.*	1,296	52,786
MSC Industrial Direct Co., Inc. "A"	1,231	113,043
United Rentals, Inc.*	847	135,156
Univar, Inc.*	3,884	105,917
W.W. Grainger, Inc.	1,334	412,193
Watsco, Inc.	3,797	698,724
WESCO International, Inc.*	615	36,500
		2,155,374
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	896	34,675
Information Technology 15.7%
Communications Equipment 0.6%
Arista Networks, Inc.*	78	19,622
Cisco Systems, Inc.	4,159	177,631
CommScope Holding Co., Inc.*	1,052	30,845
EchoStar Corp. "A"*	4,369	205,518
F5 Networks, Inc.*	1,433	248,066
Harris Corp.	2,221	334,194
Juniper Networks, Inc.	8,655	230,569
Motorola Solutions, Inc.	5,391	578,670
Palo Alto Networks, Inc.*	201	41,826
		1,866,941
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp. "A"	4,938	429,260
Arrow Electronics, Inc.*	2,916	216,134
CDW Corp.	15,453	1,237,013
Cognex Corp.	3,127	142,935
Coherent, Inc.*	740	123,617
Corning, Inc.	75,211	2,043,483
Dolby Laboratories, Inc. "A"	7,858	493,482
FLIR Systems, Inc.	8,227	443,435
IPG Photonics Corp.*	1,008	243,200
Jabil, Inc.	19,952	564,243
Keysight Technologies, Inc.*	8,810	517,500
National Instruments Corp.	9,108	379,075
Trimble, Inc.*	4,984	164,771
Zebra Technologies Corp. "A"*	575	88,268
		7,086,416
Internet Software & Services 1.1%
Akamai Technologies, Inc.*	1,585	119,477
Alphabet, Inc. "A"*	102	112,200
Alphabet, Inc. "C"*	90	97,649
eBay, Inc.*	34,058	1,284,668
Facebook, Inc. "A"*	121	23,205
GoDaddy, Inc. "A"*	1,306	93,497
IAC/InterActiveCorp.*	1,022	158,553
LogMeIn, Inc.	202	21,796
VeriSign, Inc.*	9,908	1,292,399
		3,203,444
IT Services 3.9%
Accenture PLC "A"	3,654	569,074
Alliance Data Systems Corp.	726	153,055
Amdocs Ltd.	18,445	1,244,300
Automatic Data Processing, Inc.	4,659	605,763
Black Knight, Inc.*	1,590	80,454
Booz Allen Hamilton Holding Corp.	3,876	174,769
Broadridge Financial Solutions, Inc.	13,153	1,518,514
Cognizant Technology Solutions Corp. "A"	10,156	765,255
Conduent, Inc.*	6,573	126,530
CoreLogic, Inc.*	6,378	334,398
DXC Technology Co.	818	75,346
Euronet Worldwide, Inc.*	3,234	271,042
Fidelity National Information Services, Inc.	4,472	457,128
First Data Corp. "A"*	1,550	29,450
Fiserv, Inc.*	9,502	689,845
FleetCor Technologies, Inc.*	704	140,342
Gartner, Inc.*	3,000	398,220
Genpact Ltd.	19,012	570,930
Global Payments, Inc.	648	72,032
International Business Machines Corp.	867	122,516
Jack Henry & Associates, Inc.	6,291	786,752
MasterCard, Inc. "A"	1,345	255,711
Paychex, Inc.	7,927	519,853
PayPal Holdings, Inc.*	3,339	274,032
Sabre Corp.	2,583	63,309
Switch, Inc. "A"	3,477	43,393
Teradata Corp.*	10,488	418,157
Total System Services, Inc.	5,455	464,711
Visa, Inc. "A"	1,403	183,400
Western Union Co.	10,835	215,508
Worldpay, Inc. "A"*	2,676	212,662
		11,836,451
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	21,782	1,106,090
Intel Corp.	5,524	304,925
KLA-Tencor Corp.	8,725	987,932
Lam Research Corp.	6,571	1,302,241
Maxim Integrated Products, Inc.	18,392	1,078,691
Microchip Technology, Inc.	910	88,616
Micron Technology, Inc.*	2,585	148,870
NVIDIA Corp.	458	115,503
NXP Semiconductors NV*	1,107	126,198
ON Semiconductor Corp.*	2,691	67,625
Qorvo, Inc.*	1,203	96,541
QUALCOMM, Inc.	1,622	94,270
Skyworks Solutions, Inc.	8,067	795,487
Teradyne, Inc.	13,825	524,106
Texas Instruments, Inc.	7,164	801,723
Versum Materials, Inc.	14,022	560,459
Xilinx, Inc.	13,356	909,677
		9,108,954
Software 3.8%
Activision Blizzard, Inc.	6,785	481,124
Adobe Systems, Inc.*	2,119	528,224
ANSYS, Inc.*	6,582	1,071,550
Autodesk, Inc.*	116	14,976
CA, Inc.	8,616	307,936
Cadence Design Systems, Inc.*	23,465	996,089
CDK Global, Inc.	4,192	269,755
Citrix Systems, Inc.*	8,628	911,289
Dell Technologies, Inc. "V"*	8,475	683,594
Electronic Arts, Inc.*	2,987	391,028
Fortinet, Inc.*	4,156	254,264
Guidewire Software, Inc.*	2,418	224,487
Intuit, Inc.	5,839	1,177,142
Manhattan Associates, Inc.*	830	36,122
Microsoft Corp.	1,653	163,383
Oracle Corp.	1,442	67,370
PTC, Inc.*	1,188	102,453
Red Hat, Inc.*	5,410	878,692
salesforce.com, Inc.*	1,197	154,808
ServiceNow, Inc.*	228	40,495
SS&C Technologies Holdings, Inc.	4,523	230,266
Synopsys, Inc.*	12,872	1,133,637
Take-Two Interactive Software, Inc.*	2,710	303,737
Tyler Technologies, Inc.*	1,695	392,596
Ultimate Software Group, Inc.*	521	136,580
VMware, Inc. "A"*	2,748	377,795
Workday, Inc. "A"*	612	80,148
		11,409,540
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	1,447	270,401
Hewlett Packard Enterprise Co.	14,428	219,883
HP, Inc.	44,329	976,568
NCR Corp.*	871	26,217
NetApp, Inc.	12,800	874,496
Western Digital Corp.	4,866	406,359
Xerox Corp.	10,065	273,567
		3,047,491
Materials 5.8%
Chemicals 3.4%
Air Products & Chemicals, Inc.	1,985	320,399
Albemarle Corp.	5,809	542,967
Ashland Global Holdings, Inc.	1,471	114,326
Axalta Coating Systems Ltd.*	8,104	252,115
Cabot Corp.	6,948	418,617
Celanese Corp. "A"	7,563	854,014
DowDuPont, Inc.	1,104	70,777
Eastman Chemical Co.	7,568	789,418
Ecolab, Inc.	3,129	446,227
FMC Corp.	4,057	353,324
Huntsman Corp.	7,037	224,973
International Flavors & Fragrances, Inc.	5,739	700,904
LyondellBasell Industries NV "A"	8,777	984,077
Monsanto Co.	4,529	577,266
NewMarket Corp.	486	186,765
Olin Corp.	15,077	487,439
PPG Industries, Inc.	6,761	682,320
Praxair, Inc.	4,510	704,733
RPM International, Inc.	4,031	199,535
Scotts Miracle-Gro Co.	2,719	231,469
The Mosaic Co.	5,179	142,371
The Sherwin-Williams Co.	1,731	656,482
Valvoline, Inc.	4,782	97,744
Westlake Chemical Corp.	986	114,110
		10,152,372
Construction Materials 0.1%
Eagle Materials, Inc.	803	87,029
Martin Marietta Materials, Inc.	506	112,772
Vulcan Materials Co.	952	121,609
		321,410
Containers & Packaging 1.9%
AptarGroup, Inc.	4,682	432,242
Avery Dennison Corp.	12,737	1,337,767
Bemis Co., Inc.	4,784	202,363
Berry Global Group, Inc.*	5,359	258,786
Crown Holdings, Inc.*	9,814	425,339
Graphic Packaging Holding Co.	40,578	587,570
International Paper Co.	7,778	416,123
Owens-Illinois, Inc.*	16,616	309,058
Packaging Corp. of America	4,806	564,705
Sealed Air Corp.	5,727	249,468
Silgan Holdings, Inc.	11,079	301,570
Sonoco Products Co.	7,264	371,408
WestRock Co.	6,851	403,387
		5,859,786
Metals & Mining 0.3%
Newmont Mining Corp.	830	32,312
Nucor Corp.	4,777	306,635
Reliance Steel & Aluminum Co.	1,721	161,034
Southern Copper Corp.	500	24,445
Steel Dynamics, Inc.	4,246	209,880
		734,306
Paper & Forest Products 0.1%
Domtar Corp.	8,427	405,086
Real Estate 6.3%
Equity Real Estate Investment Trusts (REITs) 5.7%
Alexandria Real Estate Equities, Inc.	485	60,586
American Campus Communities, Inc.	873	35,007
American Homes 4 Rent "A"	1,398	27,848
American Tower Corp.	1,963	271,620
Apartment Investment & Management Co. "A"	828	33,807
Apple Hospitality REIT, Inc.	8,576	163,201
AvalonBay Communities, Inc.	3,243	536,846
Boston Properties, Inc.	1,720	209,444
Brandywine Realty Trust	1,950	31,707
Brixmor Property Group, Inc.	6,410	101,791
Camden Property Trust	8,355	735,240
Colony NorthStar, Inc. "A"	2,485	14,637
Columbia Property Trust, Inc.	1,231	27,230
CoreCivic, Inc.	3,284	70,672
CoreSite Realty Corp.	1,657	175,907
Corporate Office Properties Trust	549	15,317
Crown Castle International Corp.	1,465	152,580
CubeSmart	3,776	115,168
CyrusOne, Inc.	685	37,935
DCT Industrial Trust, Inc.	2,565	167,058
Digital Realty Trust, Inc.	1,973	212,058
Douglas Emmett, Inc.	1,772	68,204
Duke Realty Corp.	13,167	370,256
Empire State Realty Trust, Inc. "A"	2,426	41,145
EPR Properties	2,764	169,682
Equinix, Inc.	198	78,576
Equity Commonwealth *	4,477	139,280
Equity LifeStyle Properties, Inc.	5,266	478,679
Equity Residential	33,423	2,138,738
Essex Property Trust, Inc.	1,217	290,900
Extra Space Storage, Inc.	5,423	521,964
Federal Realty Investment Trust	1,163	138,269
Gaming and Leisure Properties, Inc.	16,401	575,675
GGP, Inc.	8,693	176,294
HCP, Inc.	9,336	223,784
Healthcare Trust of America, Inc. "A"	1,632	41,877
Highwoods Properties, Inc.	2,000	95,660
Hospitality Properties Trust	8,467	245,120
Host Hotels & Resorts, Inc.	44,235	956,803
Hudson Pacific Properties, Inc.	1,051	37,205
Iron Mountain, Inc.	2,838	94,477
JBG SMITH Properties	1,011	37,296
Kilroy Realty Corp.	2,833	215,733
Kimco Realty Corp.	2,514	38,866
Lamar Advertising Co. "A"	11,047	764,673
Liberty Property Trust	11,410	504,436
Life Storage, Inc.	1,100	101,772
Medical Properties Trust, Inc.	13,798	187,239
Mid-America Apartment Communities, Inc.	1,259	117,792
National Retail Properties, Inc.	3,979	164,850
Omega Healthcare Investors, Inc.	8,332	255,376
Outfront Media, Inc.	3,240	64,282
Park Hotels & Resorts, Inc.	2,189	70,530
Piedmont Office Realty Trust, Inc. "A"	4,377	84,126
Prologis, Inc.	7,779	500,579
Public Storage	1,520	321,997
Rayonier, Inc.	15,097	586,820
Realty Income Corp.	2,411	128,506
Regency Centers Corp.	1,476	85,726
Retail Properties of America, Inc. "A"	7,478	91,680
SBA Communications Corp. *	846	133,727
Senior Housing Properties Trust	9,249	163,337
Simon Property Group, Inc.	1,835	294,004
SL Green Realty Corp.	959	93,522
STORE Capital Corp.	3,106	83,241
Sun Communities, Inc.	471	45,536
Tanger Factory Outlet Centers, Inc.	4,618	99,241
Taubman Centers, Inc.	563	30,734
The Macerich Co.	3,579	199,100
UDR, Inc.	2,195	80,052
Ventas, Inc.	2,716	148,457
Vornado Realty Trust	4,540	316,483
Weingarten Realty Investors	5,602	164,251
Welltower, Inc.	3,184	183,558
Weyerhaeuser Co.	7,333	273,741
WP Carey, Inc.	5,366	360,649
		17,070,159
Real Estate Management & Development 0.6%
CBRE Group, Inc. "A"*	17,606	813,221
Howard Hughes Corp.*	605	76,369
Jones Lang LaSalle, Inc.	4,923	806,191
Realogy Holdings Corp.	5,509	131,059
		1,826,840
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	3,321	107,335
CenturyLink, Inc.	3,432	62,531
Verizon Communications, Inc.	2,213	105,494
Zayo Group Holdings, Inc.*	5,092	177,201
		452,561
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	2,740	152,618
Telephone & Data Systems, Inc.	3,312	84,622
		237,240
Utilities 8.0%
Electric Utilities 3.9%
Alliant Energy Corp.	14,490	600,176
American Electric Power Co., Inc.	11,331	769,941
Avangrid, Inc.	4,835	256,690
Duke Energy Corp.	6,363	490,969
Edison International	13,416	833,939
Entergy Corp.	11,876	960,887
Eversource Energy	15,062	859,739
Exelon Corp.	25,157	1,041,248
FirstEnergy Corp.	16,683	574,229
Great Plains Energy, Inc.	19,142	649,680
Hawaiian Electric Industries, Inc.	13,144	451,234
NextEra Energy, Inc.	3,778	626,430
OGE Energy Corp.	11,145	390,298
PG&E Corp.*	8,767	379,874
Pinnacle West Capital Corp.	9,036	719,356
PPL Corp.	21,544	588,582
Southern Co.	6,786	304,691
Westar Energy, Inc.	5,794	328,520
Xcel Energy, Inc.	24,097	1,096,895
		11,923,378
Gas Utilities 0.5%
Atmos Energy Corp.	6,029	537,847
National Fuel Gas Co.	5,977	314,630
UGI Corp.	14,981	756,091
		1,608,568
Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	25,794	328,874
NRG Energy, Inc.	3,235	110,734
Vistra Energy Corp.*	12,191	299,045
		738,653
Multi-Utilities 3.0%
Ameren Corp.	19,812	1,172,672
CenterPoint Energy, Inc.	48,380	1,264,169
CMS Energy Corp.	19,377	893,861
Consolidated Edison, Inc.	13,047	1,001,096
Dominion Energy, Inc	3,183	204,317
DTE Energy Co.	7,537	772,015
MDU Resources Group, Inc.	4,606	128,047
NiSource, Inc.	20,358	515,057
Public Service Enterprise Group, Inc.	17,768	941,349
SCANA Corp.	697	25,301
Sempra Energy	4,661	496,536
Vectren Corp.	10,121	715,150
WEC Energy Group, Inc.	14,717	929,379
		9,058,949
Water Utilities 0.3%
American Water Works Co., Inc.	7,473	621,305
Aqua America, Inc.	10,331	358,486
		979,791
Total Common Stocks (Cost $278,336,422)		294,881,836
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.18% **, 8/16/2018 (b) (Cost $508,494)	510,000	507,998
	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.68% (c) (d) (Cost $900,800)	900,800	900,800
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 1.78% (c) (Cost $6,863,204)	6,863,204	6,863,204
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $286,608,920)	100.2	303,153,838
Other Assets and Liabilities, Net	(0.2)	(711,939)
Net Assets	100.0	302,441,899

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Exchange-Traded Fund
Xtrackers Russell 1000 Comprehensive Factor ETF
2,948	—	3,210	283	(21)	11	—	—	—
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.68% (c) (d)
—	900,800	—	—	—	5,613	—	900,800	900,800
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 1.78% (c)
3,904,489	37,252,242	34,293,527	—	—	62,711	—	6,863,204	6,863,204
3,907,437	38,153,042	34,296,737	283	(21)	68,335	—	7,764,004	7,764,004

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $867,262, which is 0.3% of net assets.
(b)	At May 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended May 31, 2018.

At May 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

S&P 500 E-Mini Index	USD	6/15/2018	29	3,934,391	3,922,975	(11,416)
S&P MidCap 400 E-Mini Index	USD	6/15/2018	17	3,257,773	3,309,900	52,127
Total net unrealized appreciation						40,711

Currency Abbreviation

USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$294,881,836	$—	$—	$294,881,836
Government & Agency Obligation	—	507,998	—	507,998
Short-Term Investments	7,764,004	—	—	7,764,004
Derivatives (f)
Future Contracts	52,127	—	—	52,127
Total	$302,697,967	$507,998	$—	$303,205,965
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Future Contracts	$(11,416)	$—	$—	$(11,416)
Total	$(11,416)	$356,093	$—	$(11,416)

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 40,711

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Multi-Factor Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018